SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 100.3%

CANADA — 2.0%
Callidus ABL CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21 (B)	$16,259,867	$15,934,669
Callidus ABL CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21 (B)	11,500,000	11,155,000
Callidus ABL CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21 (B)	7,000,000	6,755,000
Callidus ABL CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21 (B)	5,250,000	4,961,250

		38,805,919

CAYMAN ISLANDS — 71.0%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B
8.681%, VAR ICE LIBOR USD 3 Month+5.920% 12/22/28 (B)	15,850,000	15,873,775
ABPCI Direct Lending Fund CLO V, Ser 2019-5A, Cl C
7.644%, VAR ICE LIBOR USD 3 Month+5.000% 04/20/31 (B)	13,000,000	12,794,210
APEX CREDIT CLO, Ser 2018-2A, Cl E
9.122%, VAR ICE LIBOR USD 3 Month+6.530% 10/20/31 (B)	14,300,000	13,567,125
APEX CREDIT CLO, Ser 2018-2A, Cl F
11.572%, VAR ICE LIBOR USD 3 Month+8.980% 10/20/31 (B)	7,600,000	6,840,000
Arch Street CLO, Ser 2018-2A, Cl CR
5.342%, VAR ICE LIBOR USD 3 Month+2.750% 10/20/28 (B)	3,023,000	2,984,910
Arch Street CLO, Ser 2018-2A, Cl DR
6.342%, VAR ICE LIBOR USD 3 Month+3.750% 10/20/28 (B)	8,000,000	7,852,000
B&M CLO, Ser 2014-1A, Cl E
8.529%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	4,508,175
Battalion CLO, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	286,200
Battalion CLO IX, Ser 2018-9A, Cl ER
8.847%, VAR ICE LIBOR USD 3 Month+6.250% 07/15/31 (B)	17,000,000	16,010,260
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)	12,746,000	5,480,780
Battalion CLO VII, Ser 2018-7A, Cl ERR
11.168%, VAR ICE LIBOR USD 3 Month+8.580% 07/17/28 (B)	4,000,000	3,778,400
Battalion CLO XI, Ser 2017-11A, Cl E
8.561%, VAR ICE LIBOR USD 3 Month+5.980% 10/24/29 (B)	2,700,000	2,595,240
Battalion CLO XI, Ser 2017-11A, Cl SUB
10/24/29 (B)(C)	38,324,300	29,892,954
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)	46,533,517	38,157,484
Battalion CLO XIV, Ser 2019-14A
04/20/32 (C)	47,870,000	42,781,419
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
07/18/27 (C)	36,750,000	25,849,950
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)	30,840,000	24,209,400
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	9,747,280
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	10,187,720
Benefit Street Partners CLO IX
07/20/25 (B)(C)	22,625,000	19,457,500
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	576,000
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	36,203,000	25,704,130
Benefit Street Partners CLO VIII (B)(C)	36,680,000	31,178,000
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	32,694,840
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	30,233,820

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

Description	Par Value	Fair Value
Benefit Street Partners CLO XVI, Ser 2018-16A, Cl E
9.513%, VAR ICE LIBOR USD 3 Month+6.700% 01/17/32 (B)	$4,350,000	$4,266,915
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)	55,000,000	51,865,000
Brigade Debt Funding II, Ser 2018-2A, Cl D
5.500%, 10/25/35 (B)	3,386,692	3,054,796
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)	20,000,000	20,060,000
Cathedral Lake CLO, Ser 2013-1A, Cl CR
6.097%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	4,762,500
Cathedral Lake CLO, Ser 2013-1A, Cl DR
9.847%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	11,700,000	11,583,000
Cathedral Lake CLO, Ser 2013-1A, Cl SUB
10/15/29 (B)(C)	18,200,000	6,916,000
Cathedral Lake V, Ser 2018-5A, Cl E
8.692%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	8,370,000
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)	30,838,000	26,520,680
Dryden 75 CLO, Ser 2019-75A, Cl SUB
01/15/29 (B)(C)	18,750,000	15,562,500
Elevation CLO, Ser 2014-2A, Cl ER
8.947%, , VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	7,219,362
Elevation CLO, Ser 2014-2A, Cl FR
11.237%, , VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	8,608,756
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	6,048,000
Elevation CLO, Ser 2017-8A, Cl F
10.631%, 10/25/30	6,650,000	6,025,033
Elevation CLO, Ser 2018-10A, Cl E
8.882%, VAR ICE LIBOR USD 3 Month+6.290% 10/20/31 (B)	14,000,000	13,589,393
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)	40,850,000	34,674,746
Evans Grove CLO, Ser 2018-1A, Cl E
9.129%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,000,000	8,550,000
Figueroa CLO, Ser 2013-2A, Cl SUB
06/20/27 (B)(C)	12,967,000	5,354,074
Garrison Funding, Ser 2018-2RA, Cl A1TR
4.224%, VAR ICE LIBOR USD 3 Month+1.580% 11/20/29 (B)	13,949,000	13,786,634
Garrison Funding, Ser 2018-2RA, Cl A2R
5.094%, VAR ICE LIBOR USD 3 Month+2.450% 11/20/29 (B)	5,525,000	5,430,136
Great Lakes CLO, Ser 2014-1A, Cl ER
10.287%, 10/15/29	10,378,000	10,013,628
Great Lakes CLO, Ser 2014-1A, Cl FR
12.787%, 10/15/29	6,063,000	5,434,267
Great Lakes CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	16,940,000	13,890,800
Great Lakes CLO, Ser 2015-1A, Cl ER
10.147%, 01/16/30	17,689,000	16,469,167
Great Lakes CLO, Ser 2015-1A, Cl FR
12.787%, 01/16/30	6,517,000	5,559,522
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	18,189,231
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D
9.746%, 01/22/31	15,700,000	15,023,330
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	14,109,210
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER
10.322%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	8,783,460
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR
9.881%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	19,898,970
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.850%, 04/18/30	15,555,000	14,388,375

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

Description	Par Value	Fair Value
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
04/18/30 (B)(C)	$11,667,000	$10,150,290
Lockwood Grove CLO, Ser 2014-1A, Cl ERR
8.621%, 01/25/30	17,100,000	15,732,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	19,750,880
MCF CLO VIII, Ser 2018-1A, Cl SUB
07/18/30 (B)(C)	27,710,000	26,801,112
Monarch Grove CLO, Ser 2018-1A, Cl D
5.230%, VAR ICE LIBOR USD 3 Month+2.650% 01/25/28 (B)	6,450,000	6,063,000
Monroe Capital MML CLO, Ser 2018-1A, Cl ER
9.842%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	14,100,900
Mountain View CLO, Ser 2013-1A, Cl DR
6.754%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,995,000
Mountain View CLO, Ser 2013-1A, Cl ER
10.304%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	9,450,000
Neuberger Berman CLO, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	8,814,450
Neuberger Berman CLO XV, Ser 2013-15A, Cl FR
11.077%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	4,200,000	3,935,820
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	8,176,326
Neuberger Berman CLO XVI, Ser 2017-16SA, Cl SUB
01/15/28 (B)(C)	17,822,117	15,418,626
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/27 (B)(C)	26,625,000	17,838,750
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/27 (B)	818,231	376,386
Neuberger Berman Loan Advisers CLO, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	11,360,000
Neuberger Berman Loan Advisers CLO, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	9,792,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	9,180,000
Neuberger Berman Loan Advisers CLO, Ser 2018-27A, Cl SUBN
0.072%, 01/15/30 (B)(C)	295,867	152,372
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl 1ISR
0.100%, 10/19/31 (B)(C)	92,000	84,640
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl 2ISR
0.350%, 10/19/31 (B)(C)	331,457	304,941
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl INC
10/19/31 (B)(C)	18,000,000	13,320,000
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl SPRI
10/19/31 (B)(C)	800,000	767,856
Neuberger Berman Loan Advisers CLO, Ser 2019-30A, Cl INC
01/20/31 (B)(C)	4,050,000	3,645,000
Neuberger Berman Loan Advisers CLO, Ser 2019-32A, Cl INC
01/19/32 (B)(C)	18,300,000	14,603,400
Neuberger Berman Loan Advisers CLO, Ser 2019-32A, Cl SINC
01/19/32 (B)(C)	1,325,406	1,325,406
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)	50,029,000	32,934,091
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
6.172%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	4,300,000	3,886,770
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.972%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	11,338,740
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	8,867,650
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	11,433,100
OCP CLO, Ser 2017-6A, Cl ER
10.648%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	10,800,000	9,870,120

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

Description	Par Value	Fair Value
OCP CLO, Ser 2019-16A, Cl SUB
01/20/32 (B)(C)	$9,000,000	$7,290,000
Peaks CLO, Ser 2018-3A, Cl A2
4.476%, VAR ICE LIBOR USD 3 Month+1.700% 01/25/31 (B)	9,500,000	9,477,819
Shackleton CLO, Ser 2018-6RA, Cl F
10.958%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	4,510,000	4,219,556
Shackleton CLO, Ser 2018-6RA, Cl SU
07/17/28 (C)	19,200,000	14,400,000
TCW CLO, Ser 2017-1A, Cl SUB
07/29/29 (B)(C)	26,999,000	19,844,265
TCW CLO, Ser 2018-1A, Cl E
8.630%, VAR ICE LIBOR USD 3 Month+6.050% 04/25/31 (B)	10,000,000	9,010,800
TCW CLO, Ser 2018-1A, Cl SUB(C)
04/25/31 (B)(C)	29,703,000	21,923,784
Telos CLO, Ser 2018-5A, Cl DR
5.888%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	17,820,100
Telos CLO, Ser 2018-5A, Cl ER
9.148%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	24,500,000	22,050,000
Trinitas CLO III, Ser 2018-3A, Cl DR
5.397%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,625,000	6,227,500
Trinitas CLO X, Ser 2019-10A, Cl E
9.518%, VAR ICE LIBOR USD 3 Month+6.900% 04/15/32 (B)	15,000,000	14,250,000
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)	26,039,000	21,156,688
Venture CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	19,500,000
Venture XII CLO, Ser 2018-12A, Cl ERR
8.129%, VAR ICE LIBOR USD 3 Month+5.500% 02/28/26 (B)	8,400,000	8,148,000
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	21,122,000	17,320,040
Voya CLO, Ser 2015-3A, Cl ER
11.261%, 10/20/31	18,400,000	16,557,976
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (C)	56,700,000	37,989,000
Voya CLO, Ser 2019-1A, Cl SUB
04/15/29 (C)	4,300,000	4,085,000

		1,389,989,211

IRELAND — 18.3%
Battalion CLO, Ser 2014-5A, Cl SUB
4/17/26 (B)(C)	33,031,000	2,609,449
Battalion CLO VII, Ser 2017-8A, Cl D1R
9.601%, VAR ICE LIBOR USD 3 Month+7.000% 07/18/30 (B)	23,994,000	23,574,105
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/30 (B)(C)	23,307,000	14,683,410
Battalion CLO X, Ser 2016-10A, Cl SUB(C)
01/24/29 (B)(C)	25,270,000	20,595,050
Benefit Street Partners CLO I, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	346,000
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	12,194,000
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
01/15/29 (B)(C)	35,364,000	24,754,800
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	29,485,000	23,882,850
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
9.347%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,550,000
Cerberus Onshore II CLO, Ser 2016-1A, Cl E
9.797%, VAR ICE LIBOR USD 3 Month+7.200% 09/07/26 (B)	12,500,000	12,400,500
CVP Cascade CLO, Ser 2014-2A, Cl D
7.580%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	2,462,000	2,235,988
CVP Cascade CLO, Ser 2014-2A, Cl E
8.580%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,000,000	6,677,600

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

Description	Par Value	Fair Value
Golub Capital Partners CLO, Ser 2017-35A, Cl E
9.092%, VAR ICE LIBOR USD 3 Month+6.500% 07/20/29 (B)	$13,575,000	$13,099,875
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	2,750,000
Ivy Hill Middle Market Credit Fund, Ser 2017-12A, Cl D
10.321%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	19,562,143
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	4,200,000	3,663,240
JFIN CLO, Ser 2017-1A, Cl C
5.381%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,244,594
JFIN CLO, Ser 2017-1A, Cl D
6.181%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	5,361,587
JFIN CLO, Ser 2017-1A, Cl E
8.931%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	9,975,000
JFIN MM CLO, Ser 2014-1A, Cl E
9.261%, VAR ICE LIBOR USD 3 Month+6.500% 04/20/25 (B)	12,500,000	12,375,000
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	18,857,500
JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	14,500,000	14,336,875
Longfellow Place CLO, Ser 2017-1A, Cl DRR
7.097%, VAR ICE LIBOR USD 3 Month+4.500% 04/15/29 (B)	836,000	827,640
Longfellow Place CLO, Ser 2017-1A, Cl ERR
10.297%, VAR ICE LIBOR USD 3 Month+7.700% 04/15/29 (B)	4,000,000	3,904,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR
11.097%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	7,362,500	6,432,616
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	2,714,000
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.821%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)(D)	23,726,000	23,726,000
OCP CLO, Ser 2012-2A, Cl SUB
11/22/25 (B)(C)	18,445,000	1,340,952
OCP CLO, Ser 2017-4A, Cl ER
10.431%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	7,146,315
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	71,550
TCP Waterman CLO, Ser 2016-1A, Cl B
6.238%, 12/15/28	6,000,000	5,899,500
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)	6,500,000	1,430,000
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	8,773,100
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	7,368,200
Zohar CDO, Ser 2007-3A, Cl A2
2.150%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
2.350%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)	56,000,000	5,600,000

		358,188,439

JERSEY — 1.2%
Saranac CLO V, Ser 2013-1A, Cl ER
10.465%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	17,280,000
Saranac CLO VII, Ser 2014-2A, Cl ER
9.364%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	7,750,000	7,091,250

		24,371,250

UNITED STATES — 7.8%
Benefit Street Partners Warehouse Note (C)	11,250,000	11,133,000
Ivy Hill IV
07/03/21 (D)	85,000,000	79,050,000
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
7.871%, VAR ICE LIBOR USD 3 Month+5.100% 10/25/28 (B)	1,666,000	1,666,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

Description	Par Value/Shares	Fair Value
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
10.521%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	$23,142,000	$23,142,000
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	22,902,600
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR
0.000%, VAR ICE LIBOR USD 3 Month+4.750% 10/25/28 (B)	5,269,000	5,269,000
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
9.961%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	8,685,000

		151,847,600

Total Asset-Backed Securities (Cost $1,888,056,963)		1,963,202,419

CASH EQUIVALENT (E)(F) — 0.4%

UNITED STATES — 0.4%
SEI Daily Income Trust Government Fund, Cl F, 2.220%	8,462,663	8,462,663

Total Cash Equivalent (Cost $8,462,663)		8,462,663

Total Investments — 100.7% (Cost $1,896,519,626)		$1,971,665,082

Percentages based on Limited Partners’ Capital of $1,958,025,924.

Transactions with affiliated funds during the period ended March 31, 2019 are as follows:

	Value of Shares Held as of 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 3/31/2019	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$3,608,008	$118,595,876	($113,741,221)	$—	$8,462,663	$127,189

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $1,963,202,419 and represented 100.3% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2019, the market value of Rule 144A positions amounted to $1,560,736,851 or 79.7% of Limited Partners’ Capital.
(C)	Represents equity/residual tranche investments in which estimated effective yields are applied.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2019 was $121,001,000 and represented 6.2% of Limited Partners’ Capital.
(E)	Rate shown is the 7-day effective yield as of March 31, 2019.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,963,202,419	$1,963,202,419
Cash Equivalent	8,462,663	—	—	8,462,663

Total Investments in Securities	$8,462,663	$—	$1,963,202,419	$1,971,665,082

(1)	Of the $1,963,202,419 in Level 3 securities as of March 31, 2019, $1,842,201,419 was valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2019

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2019	$1,862,566,437
Accrued discounts/premiums	(166,780)
Realized gain/(loss)	2,465,340
Change in unrealized appreciation/(depreciation)	92,658,613
Proceeds from sales	(156,408,258)
Purchases	162,087,067

Ending balance as of March 31, 2019	$1,963,202,419

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$92,900,565

For the period ended March 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.